Fair Value Measurements	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 10 — Fair Value Measurements

The following table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative warrant liabilities – Public Warrants (Restated)	$18,683,920	$—	$—	$18,683,920
Derivative warrant liabilities – Private Warrants (Restated)	$—	$—	$9,816,670	$9,816,670
Total fair value	$18,683,920	$—	$9,816,670	$28,500,590

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in December 2020, when the Public Warrants were separately listed and traded in an active market.

The estimated fair value of the warrants issued in connection with the Initial Public Offering and Private Placement Warrants initially were and subsequently have been measured using a Monte Carlo simulation model when a listed price in an active market is not available for such warrants. Beginning in December 2020, the fair value of warrants issued in connection with the Initial Public Offering have subsequently been measured based on the listed market price of such warrants. For the period from July 29, 2020 (inception) through December 31, 2020, the Company recognized an unrealized loss resulting from an increase in the fair value of liabilities of approximately $5.5 million presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of October 09, 2020	As of December 31, 2020
Exercise price	11.50	11.50
Stock Price	9.60	10.07
Option term (in years)	6.67	6.44
Volatility	19.8%	21.0%
Risk-free interest rate	0.52%	0.57%

This reconciles the change in the fair value of the derivative warrant liabilities using Level 3 inputs for the period from July 29, 2020 (inception) through December 31, 2020:

Level 3 – Derivative warrant liabilities at July 29, 2020 (inception)	$—
Level 3 – Derivative warrant liabilities at September 30, 2020	—
Issuance of Public and Private Warrants	23,041,670
Transfer to Level 1 measurement – Public Warrants	(18,683,920)
Change in fair value of derivative warrant liabilities	5,458,920
Level 3 – Derivative warrant liabilities at December 31, 2020	$9,816,670

Note 9 — Fair Value Measurements

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 by level within the fair value hierarchy:

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account	$375,029,850	$—	$—
Liabilities:
Derivative warrant liabilities Public Warrants	$23,125,000	$—	$—
Derivative warrant liabilities Private Warrants	$—	$—	$11,716,670

December 31, 2020

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account	$375,007,974	$—	$—
Liabilities:
Derivative warrant liabilities Public Warrants	$18,683,920	$—	$—
Derivative warrant liabilities Private Warrants	$—	$—	$9,816,670

Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. There were no transfers between levels for the six months ended June 30, 2021.

Level 1 instruments include investments in mutual funds invested in government securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The fair value of the Private Placement Warrants was measured using a Monte Carlo simulation model. The fair value of Public Warrants issued in connection with the Initial Public Offering are measured based on the listed market price of such warrants, a Level 1 measurement. For the six months ended June 30, 2021, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of $6.3 million presented as change in fair value of derivative warrant liabilities on the accompanying unaudited condensed statement of operations.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of June 30, 2021	As of March 31, 2021
Exercise price	$11.50	$11.50
Stock Price	$9.94	$9.92
Option term (in years)	5.09	5.34
Volatility	26.00%	29.10%
Risk-free interest rate	0.88%	1.00%

The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the three and six months ended June 30, 2021 is summarized as follows:

Warrant liabilities at January 1, 2021	$9,816,668
Change in fair value of derivative warrant liabilities	2,913,334
Derivative warrant liabilities at March 31, 2021	$12,730,001
Change in fair value of derivative warrant liabilities	(1,013,331)
Derivative warrant liabilities at June 30, 2021	$11,716,670